Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Exercise price	$1.78 - $3.61	$1.69 - $8.75	$1.56 - $1.77
Expected volatility	91.0% - 91.6%	89.8% - 96.1%	88.77% - 90.84%
Risk-free interest	0.92% - 2.43%	0.67% - 1.02%	0.4% - 0.46%
Expected life of up to (years)	5.56 – 6.25	6.22	6.2

Schedule of option activity
	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2020	1,272,615	$1.52
Granted	370,351	$1.60
Expired	(35,788)	$1.60
Forfeited	137,667)	$1.68
Exercised	(13,750)	$0.88
Balance as of December 31, 2020	1,455,761	$1.68	7.69
Granted	108,929	$2.02
Expired	(13,875)	$2.94
Forfeited	(24,635)	$1.85
Exercised	(189,700)	$2.06
Balance as of December 31, 2021	1,336,480	$1.64	7.03
Granted	1,806,316	$3.3
Expired	(3,380)	$3.43
Forfeited	(63,262)	$2.04
Exercised	(219)	$1.64
Balance as of December 31, 2022	3,075,935	$2.55	7.8
Exercisable at the end of year	1,059,573	$1.48	5.7

Schedule of share-based compensation the company recognized for share-based payments
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
Cost of revenues	137	15	16
Sales and marketing	208	15	26
Research and development	785	109	67
General and administrative	735	177	120
	1,865	316	229